Related Party Transactions and Arrangements (Fees Paid in Connection with the Liquidation or Listing of the Company's Real Estate Assets) (Details) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager	$ 4,500,000	$ 4,413,000	$ 13,500,000	$ 8,509,000	$ 0	$ 13,009,000	$ 0
Advisor [Member] | Real Estate Commissions [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager			$ 600,000	$ 0
RCS Advisory Services, LLC [Member] | Advisory Transaction Services [Member]
Related Party Transaction [Line Items]
Transaction agreement amount						3,000,000
Total commissions and fees from the Dealer Manager						0	3,000,000
Realty Capital Securities, LLC and American National Stock Transfer, LLC [Member] | Advisory Transaction Services [Member]
Related Party Transaction [Line Items]
Transaction agreement amount						1,900,000
RCS Capital [Member] | Advisory Transaction Services [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager		$ 0			0	$ 0	1,000,000
Brokerage Commissions Paid [Member] | American Realty Capital Advisors V, LLC [Member] | Advisor [Member] | Brokerage Commission Fees [Member]
Related Party Transaction [Line Items]
Real estate commissions as a percentage of benchmark	50.00%		50.00%
Contract Sales Price [Member] | American Realty Capital Advisors V, LLC [Member] | Advisor [Member] | Brokerage Commission Fees [Member]
Related Party Transaction [Line Items]
Real estate commissions as a percentage of benchmark	2.00%		2.00%
Contract Sales Price [Member] | American Realty Capital Advisors V, LLC [Member] | Advisor [Member] | Real Estate Commissions [Member]
Related Party Transaction [Line Items]
Real estate commissions as a percentage of benchmark	6.00%		6.00%
Maximum [Member] | Brokerage Commission Fees [Member] | Contract Sales Price [Member] | American Realty Capital Advisors V, LLC [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Real estate commissions as a percentage of benchmark						2.00%
Maximum [Member] | Real Estate Commissions [Member] | Contract Sales Price [Member] | American Realty Capital Advisors V, LLC [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Real estate commissions as a percentage of benchmark						6.00%
Option One [Member] | RCS Capital [Member] | Advisory Transaction Services [Member]
Related Party Transaction [Line Items]
As a percentage of transaction value						0.25%
Option Two [Member] | RCS Capital [Member] | Advisory Transaction Services [Member]
Related Party Transaction [Line Items]
Transaction agreement amount						$ 1,000,000
Option Three [Member] | RCS Capital [Member] | Advisory Transaction Services [Member]
Related Party Transaction [Line Items]
Transaction agreement amount						1,000,000
Acquisition fees and related cost reimbursements [Member] | Realty Capital Securities, LLC and American National Stock Transfer, LLC [Member] | Advisory Transaction Services [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager					$ 0	$ 700,000	$ 1,200,000
Cash Distribution [Member] | Special Limited Partner [Member]
Related Party Transaction [Line Items]
Obligation to distribute, equal to market value of stock or sum of proceeds from offering	15.00%		15.00%			15.00%
Minimum cumulative, non-compounded pre-tax annual return	6.00%		6.00%			6.00%